Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Schedule of Inventory
The Group’s inventory primarily consisted of vehicles as follows:

	As of December 31,
	2022	2021
Work in progress	1,387	3,586
Finished goods and good for resale	704,929	610,124
Provision for impairment	(47,757)	(67,967)

Total	658,559	545,743